Derivatives - Summary of Derivative Contracts Maturity (Detail) - BRL (R$)	Dec. 31, 2017	Dec. 31, 2016
Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	R$ 607,980,000,000	R$ 666,927,000,000
Swap [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	581,944,000,000	464,619,000,000
Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,847,829,000,000	583,527,000,000
Forward contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	9,954,000,000	13,429,000,000
Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	10,110,000,000	12,100,000,000
NDF - Non Deliverable Forward [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	252,628,000,000	250,775,000,000
Check of swap [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	955,000,000	1,493,000,000
Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	4,225,000,000	4,217,000,000
0-30 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	187,771,000,000	184,309,000,000
0-30 days [Member] | Swap [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	29,734,000,000	17,588,000,000
0-30 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	418,679,000,000	191,242,000,000
0-30 days [Member] | Forward contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	6,997,000,000	9,197,000,000
0-30 days [Member] | NDF - Non Deliverable Forward [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	63,446,000,000	63,764,000,000
0-30 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount		32,000,000
31-180 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	152,660,000,000	221,487,000,000
31-180 days [Member] | Swap [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	96,849,000,000	67,405,000,000
31-180 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	290,491,000,000	191,998,000,000
31-180 days [Member] | Forward contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,933,000,000	4,230,000,000
31-180 days [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	510,000,000	1,233,000,000
31-180 days [Member] | NDF - Non Deliverable Forward [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	136,650,000,000	124,695,000,000
31-180 days [Member] | Check of swap [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	293,000,000	180,000,000
31-180 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	474,000,000	579,000,000
181-365 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	87,819,000,000	50,749,000,000
181-365 days [Member] | Swap [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	86,922,000,000	50,000,000,000
181-365 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	457,164,000,000	175,220,000,000
181-365 days [Member] | Forward contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,024,000,000	2,000,000
181-365 days [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,230,000,000	1,098,000,000
181-365 days [Member] | NDF - Non Deliverable Forward [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	39,109,000,000	42,700,000,000
181-365 days [Member] | Check of swap [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount		913,000,000
181-365 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	851,000,000	418,000,000
Non-current [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	179,730,000,000	210,382,000,000
Non-current [Member] | Swap [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	368,439,000,000	329,626,000,000
Non-current [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	681,495,000,000	25,067,000,000
Non-current [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	8,370,000,000	9,769,000,000
Non-current [Member] | NDF - Non Deliverable Forward [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	13,423,000,000	19,616,000,000
Non-current [Member] | Check of swap [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	662,000,000	400,000,000
Non-current [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	R$ 2,900,000,000	R$ 3,188,000,000